Schedule of Inventory (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 852,052	$ 1,349,923	$ 835,186
Work-in-process	1,650,019	1,243,542	944,873
Finished goods – cannabis related products	1,844,404	1,629,452	1,508,802
Total inventory	$ 4,346,475	$ 4,222,917	$ 3,288,861